Intangible Liabilities - Charter Agreements (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table)

 Intangible Liabilities – Charter Agreements as of June 30, 2024, and December 31, 2023, consisted of the following:

	June 30, 2024	December 31, 2023
Opening balance	$5,662	$14,218
Disposals (*)	–	(476)
Amortization	(3,005)	(8,080)
Total	$2,657	$5,662

(*)	The acceleration of the unamortized portion of GSL Amstel intangible liability-charter agreement when the vessel was sold on March 23, 2023.

Intangible Liabilities - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
June 30, 2025	$2,383
June 30, 2026	274
$2,657